Other Non-Current Assets	12 Months Ended
Jun. 30, 2026
Disclosure [Abstract]
Other Non-Current Assets
NOTE 13. OTHER NON-CURRENT ASSETS

Other non-current assets	June 30, 2026 A$	June 30, 2025 A$
Prepayments*	—	89,720
Security deposits	51,078	26,916

	51,078	116,636

*	Prepayments are largely in relation to prepaid expenses to organizations involved in the clinical trials.